Cash	9 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents Abstract
Cash [Text Block]

3.  Cash

As at December 31, 2024 the Company has a cash balance of $621,086 (March 31, 2024 - $1,150,891) which is on deposit at major financial institutions in North America. The Company has no cash equivalents as at December 31, 2024 or at March 31, 2024.